E&E ASSETS (Tables)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
E&E ASSETS
Schedule of property and nature of expenditure

	Kelly	Fourmile	Lone		Stockade
	Creek	Basin	Mountain	Miller	Mountain	Total
Balance - December 31, 2020	$231,414	$346,675	$108,648	$—	$—	$686,737
E&E expenditures:
Acquisition costs	50,000	34,242	30,000	61,702	—	175,944
Consulting	656	21,300	7,236	2,109	—	31,301
Field work	—	1,843	—	—	—	1,843
Finders’ fees	—	—	—	10,000	—	10,000
Geophysics	—	—	—	3,188	—	3,188
Mapping	—	277	188	5,919	—	6,384
Mining rights and claim fees	95,958	54,669	80,370	114,919	—	345,916
Technical reports	1,126	6,120	11,285	—	—	18,531
Travel	—	4,835	—	—	—	4,835
Total E&E expenditures	147,740	123,286	129,079	197,837	—	597,942
Movement in foreign exchange	—	1,477	—	—	—	1,477
Balance - December 31, 2021	$379,154	$471,438	$237,727	$197,837	$—	$1,286,156
E&E expenditures:
Acquisition costs	50,000	54,433	20,000	25,000	25,000	174,433
Assays	24,554	—	—	—	—	24,554
Consulting	12,693	47,007	7,406	7,956	16,329	91,391
Drilling	327,145	96,993	—	—	—	424,138
Field supplies	2,121	—	—	—	2,250	4,371
Field work	1,500	2,332	—	—	—	3,832
Finders’ fees	—	—	—	10,000	—	10,000
Geophysics	3,000	—	—	1,769	—	4,769
Mapping	6,375	—	—	5,250	—	11,625
Mining rights and claim fees	96,333	53,095	80,370	49,749	46,666	326,213
Share-based compensation	5,235	5,233	5,235	5,235	5,235	26,173
Travel	6,769	4,144	—	44	566	11,523
Total E&E expenditures	535,725	263,237	113,011	105,003	96,046	1,113,022
Movement in foreign exchange	—	(30,144)	—	—	—	(30,144)
Balance - December 31, 2022	$914,879	$704,531	$350,738	$302,840	$96,046	$2,369,034

Kelly Creek
E&E ASSETS
Schedule of required minimum annual E&E expenditures on the project / property

September 1, 2022	C$	750,000	(1)	Complete
June 1, 2023	C$	1,000,000		In progress
June 1, 2024	C$	1,500,000		In progress
June 1, 2025	C$	1,500,000		In progress

(1)	$400,000 must be spent on geophysics, geochemistry, drilling or other mutually agreed program.

Schedule of advance royalty payments

October 1, 2020	$20,000		Paid
October 1, 2021	$20,000		Paid
October 1, 2022	$20,000		Paid
October 1, 2023 and every year thereafter	$50,000	(1)

(1)	In accordance with the terms of the agreement, the amount will be adjusted for inflation.

October 1, 2020	US$	20,000	(paid)
October 1, 2021	US$	20,000	(paid)
October 1, 2022	US$	20,000
October 1, 2023 and annually thereafter	US$	50,000	(as adjusted for inflation)

Schedule of minimum payments

September 16, 2021	$30,000	Paid
September 16, 2022	$30,000	Paid
September 16, 2023 and every year thereafter	$30,000

Fourmile Basin
E&E ASSETS
Schedule of pre-production payments

June 18, 2020	$25,000	Paid
	33,333 common shares	Issued
December 18, 2020	$5,000	Paid
June 18, 2021	$10,000	Paid
December 18, 2021	$10,000	Paid
June 18, 2022	$15,000	Paid
December 18, 2022 and every six months thereafter	$20,000	Paid

Effective Date	US$	25,000 cash	(paid)
		33,333 Company shares	(issued)
6 months after Effective Date (December 18, 2020)	US$	5,000 cash	(paid)
12 months after Effective Date (June 18, 2021)	US$	10,000 cash	(paid)
18 months after Effective Date (December 18, 2021)	US$	10,000 cash	(paid)
24 months after Effective Date (June 18, 2022)	US$	15,000	cash
30 months after Effective Date and every 6 months thereafter	US$	20,000	cash

Schedule of required minimum annual E&E expenditures on the project / property

Year 1 from date of agreement	$30,000	Complete
Year 2 to Year 3 from date of agreement	$50,000	Complete

October 24, 2020	$5,000	Complete
October 24, 2021	$10,000	Complete
October 24, 2022	$15,000	Complete
October 24, 2023	$20,000	In progress
October 24, 2024 and every year thereafter	$20,000	In progress

Schedule of advance royalty payments

October 24, 2020	$10,000	Paid
October 24, 2021	$15,000	Paid
October 24, 2022	$20,000	Paid
October 24, 2023 and every year thereafter	$25,000

October 24, 2020	US$	10,000	(paid)
October 24, 2021	US$	15,000	(paid)
October 24, 2022	US$	20,000
October 24, 2023 and every year thereafter	US$	25,000

Lone Mountain
E&E ASSETS
Schedule of pre-production payments

Signing of the lease	$80,000	Paid
November 1, 2021	$30,000	Paid
November 1, 2022	$20,000	Paid
November 1, 2023	$20,000
November 1, 2024	$30,000
November 1, 2025 and every year thereafter(1)	$30,000

(1)	Pre-production payments increase by $10,000 every year after November 1, 2025 to a maximum of $200,000.

Within 5 days of signing the lease	US$	80,000	(paid)
November 1, 2021	US$	30,000	(paid)
November 1, 2022	US$	30,000
November 1, 2023	US$	30,000
November 1, 2024	US$	40,000
November 1, 2025 and each year thereafter		Increasing by US$10,000/year thereafter to a maximum of US$200,000

Schedule of required minimum annual E&E expenditures on the project / property

September 1, 2024	$150,000	In progress
September 1, 2025	$250,000	In progress
September 1, 2026	$300,000	In progress
September 1, 2027	$300,000	In progress
September 1, 2028	$400,000	In progress
September 1, 2029(1)	$400,000	In progress

(1)	The work commitment terminates when $1,800,000 has been spent on the property.

Miller
E&E ASSETS
Schedule of annual lease payments

Signing of the lease	$50,000		Paid
	5,000 common shares		Issued
February 1, 2022	$25,000		Paid
February 1, 2023	$25,000		Paid	(1)
February 1, 2024 and every year thereafter	$30,000	(2)

(1)	The amount was paid subsequent to December 31, 2022.
(2)	Lease payments of $30,000 are required every year after February 1, 2024, until a total of $500,000 has been paid.

Within 5 days of signing the lease	US$	50,000	(paid)
		5,000 Company shares	(issued)
February 1, 2022	US$	25,000	(subsequently paid)
February 1, 2023	US$	25,000
February 1, 2024 and each year thereafter		US$30,000 until a total of US$500,000 has been paid

Stockade Mountain
E&E ASSETS
Schedule of pre-production payments

May 16, 2022	$15,000	Paid
November 16, 2022	$10,000	Paid
May 16, 2023	$10,000
November 16, 2023	$15,000
May 16, 2024	$15,000
November 16, 2024 and every six months thereafter	$25,000

Schedule of required minimum annual E&E expenditures on the project / property

May 16, 2023	$30,000	In progress
May 16, 2024	2,000 meters of drilling	In progress